UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:		811-05039

CREDIT SUISSE FIXED INCOME FUND
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC 466 Lexington Avenue New York, New York		10017
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. 466 Lexington Avenue New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 875-3500

Date of fiscal year-end:	October 31st

Date of reporting period:	May 1, 2006 to July 31, 2006

Item 1:                   Schedule of Investments

Credit Suisse Fixed Income Fund

Schedule of Investments

July 31, 2006 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (22.4%)
Advertising (0.3%)
$275	R.H. Donnelley Corp., Series A-2, Global Senior Discount Notes (Callable 01/15/09 @ $103.44)§	(B, Caa1)	01/15/13	6.875	$250,938
Aerospace & Defense (0.7%)
670	Goodrich Corp., Rule 144A, Notes‡	(BBB, Baa3)	07/01/16	6.290	676,070
Apparel (0.3%)
240	Levi Strauss & Co., Global Senior Notes (Callable 12/15/07 @ $106.12)	(B-, B3)	12/15/12	12.250	270,000
Automobile Manufacturers (0.8%)
780	DaimlerChrysler North America Holding Corp., Global Company Guaranteed Notes	(BBB, A3)	03/15/11	5.875	774,047
Banks (0.5%)
130	Bank of America Corp., Rule 144A, Company Guaranteed Notes (Callable 12/31/06 @ $104.04)‡	(A, Aa3)	12/31/26	8.070	136,234
310	USB Capital IX, Company Guaranteed Notes (Callable 04/15/11 @ $100.00)#	(A, Aa3)	03/29/49	6.189	307,731
					443,965
Chemicals (0.5%)
265	Equistar Chemicals LP, Notes	(BB-, B1)	02/15/09	8.750	273,612
225	PolyOne Corp., Global Company Guaranteed Notes (Callable 05/15/07 @ $105.31)§	(B+, B3)	05/15/10	10.625	243,000
					516,612
Commercial Services (0.5%)
450	Cendant Corp., Units	(BBB+, Baa1)	08/17/06	4.890	449,541
Computers (0.3%)
300	SunGard Data Systems, Inc., Global Company Guaranteed Notes (Callable 08/15/09 @ $104.56)	(B-, B3)	08/15/13	9.125	307,875
Diversified Financials (4.9%)
200	American Express Co., Notes (Callable 09/01/16 @ $100.00)#	(A, A3)	09/01/66	6.800	202,397
485	Ameriprise Financial, Inc., Senior Unsecured Notes	(A-, A3)	11/15/10	5.350	480,445
250	BCP Crystal Holdings Corp., Global Senior Subordinated Notes (Callable 06/15/09 @ $104.81)	(B, B3)	06/15/14	9.625	269,687
335	Ford Motor Credit Co., Notes	(B+, Ba3)	06/16/08	6.625	322,846
125	General Motors Acceptance Corp., Global Notes	(BB, Ba1)	05/15/09	5.625	119,584
190	General Motors Acceptance Corp., Global Notes§	(BB, Ba1)	12/01/14	6.750	179,128
420	Goldman Sachs Group, Inc., Global Notes	(A+, Aa3)	01/15/15	5.125	398,334
200	GrafTech Finance, Inc., Global Company Guaranteed Notes (Callable 02/15/07 @ $105.13)	(B-, B2)	02/15/12	10.250	210,250
700	HSBC Finance Capital Trust IX, Notes (Callable 11/30/15 @ $100.00)#	(A, A1)	11/30/35	5.911	683,155
145	John Deere Capital Corp., Series MTN, Notes	(A-, A3)	07/25/11	5.650	145,596
150	JPMorgan Chase & Co., Global Notes§	(A+, Aa3)	03/01/15	4.750	139,323
285	Morgan Stanley, Global Subordinated Notes	(A, A1)	04/01/14	4.750	265,100
310	Residential Capital Corp., Company Guaranteed Notes	(BBB-, Baa3)	11/21/08	6.125	308,151
495	Residential Capital Corp., Company Guaranteed Notes	(BBB-, Baa3)	02/22/11	6.000	486,214
455	Wachovia Capital Trust III, Bank Guaranteed Notes (Callable 03/15/11 @ $100.00)#	(A-, A2)	03/15/42	5.800	448,075
					4,658,285
Electric (1.0%)
265	AES Corp., Senior Notes	(B, B1)	06/15/08	8.750	276,262
190	Constellation Energy Group, Inc., Notes	(BBB, Baa1)	04/01/07	6.350	190,806
200	Dominion Resources, Inc., Series G, Senior Notes	(BBB+, Baa2)	11/15/06	3.660	198,920
245	PacifiCorp, First Mortgage Notes	(A-, A3)	11/15/11	6.900	259,572
					925,560
Entertainment (0.3%)
300	Six Flags, Inc., Global Senior Notes (Callable 04/15/08 @ $104.88)§	(CCC, Caa1)	04/15/13	9.750	277,125

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Food (0.3%)
$250	Smithfield Foods, Inc., Series B, Global Senior Notes§	(BB, Ba2)	10/15/09	8.000	$256,250
Healthcare Services (0.2%)
185	WellPoint, Inc., Global Unsecured Notes	(BBB+, Baa1)	01/15/11	5.000	180,640
Household Products (0.2%)
210	Playtex Products, Inc., Global Company Guaranteed Notes (Callable 06/01/07 @ $103.13)§	(CCC+, Caa1)	06/01/11	9.375	220,238
Insurance (1.8%)
425	American International Group, Inc., Global Notes	(AA, Aa2)	05/15/13	4.250	391,640
515	Berkshire Hathaway Finance Corp., Global Company Guaranteed Notes	(AAA, Aaa)	01/15/10	4.125	493,890
205	Florida Windstorm Underwriting Association, Rule 144A, Senior Notes‡	(A-, A3)	08/25/07	6.850	206,336
610	Nationwide Mutual Insurance Co., Rule 144A, Bonds (Callable 04/15/14 @ $100.00)‡	(A-, A2)	04/15/34	6.600	583,468
					1,675,334
Investment Company (0.3%)
300	Frank Russell Co., Rule 144A, Company Guaranteed Notes‡	(AAA, Aa1)	01/15/09	5.625	301,287
Lodging (1.0%)
210	Inn of the Mountain Gods, Global Senior Notes (Callable 11/15/07 @ $106.00)	(B, B3)	11/15/10	12.000	220,762
250	Majestic Star Casino LLC, Company Guaranteed Notes (Callable 10/15/07 @ $104.75)	(BB-, B2)	10/15/10	9.500	260,000
225	MGM Mirage, Inc., Rule 144A, Senior Notes‡	(BB, Ba2)	04/01/13	6.750	217,125
255	Resorts International Hotel & Casino, Inc., Global Company Guaranteed Notes (Callable 03/15/07 @ $106.00)	(B, B2)	03/15/09	11.500	274,125
					972,012
Machinery (0.3%)
295	Case New Holland, Inc., Global Company Guaranteed Notes	(BB, Ba3)	06/01/09	6.000	290,575
Media (3.0%)
915	Comcast Corp., Company Guaranteed Notes	(BBB+, Baa2)	06/15/16	4.950	830,571
285	Cox Communications, Inc., Global Notes	(BBB-, Baa3)	12/15/14	5.450	266,157
250	CSC Holdings, Inc., Senior Notes	(B+, B2)	07/15/08	7.250	252,812
265	EchoStar DBS Corp., Global Senior Notes	(BB-, Ba3)	10/01/08	5.750	262,350
235	Gray Television, Inc., Global Company Guaranteed Notes (Callable 12/15/06 @ $104.62)	(B-, Ba3)	12/15/11	9.250	244,988
215	Houghton Mifflin Co., Global Senior Subordinated Notes (Callable 02/01/08 @ $104.94)	(CCC+, Caa1)	02/01/13	9.875	223,869
195	Sinclair Broadcast Group, Inc., Series A, Global Company Guaranteed Notes (Callable 03/15/07 @ $104.00)	(B, B2)	03/15/12	8.000	197,925
520	Time Warner, Inc., Global Company Guaranteed Notes	(BBB+, Baa2)	05/01/12	6.875	538,353
					2,817,025
Oil & Gas (1.4%)
95	Enterprise Products Operating LP, Senior Notes	(BB+, Baa3)	06/01/10	4.950	91,914
300	Enterprise Products Operating LP, Series B, Global Senior Notes	(BB+, Baa3)	10/15/34	6.650	290,875
295	Hess Corp., Notes	(BBB-, Ba1)	08/15/31	7.300	319,928
360	Pemex Project Funding Master Trust, Rule 144A, Company Guaranteed Notes‡#	(BBB, Baa1)	06/15/10	6.629	369,000
245	XTO Energy, Inc., Notes§	(BBB, Baa2)	06/30/15	5.300	232,231
					1,303,948
Packaging & Containers (0.5%)
250	Berry Plastics Corp., Global Company Guaranteed Notes (Callable 07/15/07 @ $105.38)	(B-, B3)	07/15/12	10.750	274,375
265	Graham Packaging Company, Inc., Global Company Guaranteed Notes (Callable 10/15/08 @ $104.25)	(CCC+, Caa1)	10/15/12	8.500	258,375
					532,750

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Pharmaceuticals (0.2%)
$215	Bristol-Myers Squibb Co., Notes	(A+, A1)	08/15/13	5.250	$209,964
Real Estate (0.3%)
265	EOP Operating LP, Notes	(BBB, Baa2)	10/01/10	4.650	253,631
Retail (0.4%)
105	Home Depot, Inc., Global Senior Unsecured Notes	(AA, Aa3)	03/01/16	5.400	102,281
255	United Auto Group, Inc., Global Company Guaranteed Notes (Callable 03/15/07 @ $104.81)	(B, B3)	03/15/12	9.625	267,112
					369,393
Savings & Loans (0.2%)
265	Washington Mutual Bank, Global Subordinated Notes§	(A-, A3)	01/15/15	5.125	248,376
Telecommunications (2.2%)
360	AT&T, Inc., Global Notes	(A, A2)	09/15/34	6.150	335,692
260	Centennial Cellular Communications Corp., Global Company Guaranteed Notes (Callable 06/15/08 @ $105.06)	(CCC, B3)	06/15/13	10.125	275,600
290	Embarq Corp., Notes	(BBB-, Baa3)	06/01/16	7.082	292,367
260	LCI International, Inc., Senior Notes	(NR, NR)	06/15/07	7.250	261,950
215	Nextel Communications, Inc., Series E, Senior Notes (Callable 10/31/08 @ $103.44)	(A-, Baa2)	10/31/13	6.875	217,611
230	SBC Communications, Inc., Global Notes	(A, A2)	09/15/14	5.100	216,216
205	Sprint Capital Corp., Global Company Guaranteed Notes	(A-, Baa2)	03/15/32	8.750	250,411
245	Verizon Communications, Inc., Global Senior Notes	(A, A3)	02/15/16	5.550	233,761
					2,083,608
TOTAL CORPORATE BONDS (Cost $21,742,207)					21,265,049

ASSET BACKED SECURITIES (15.5%)
1,085	Asset Backed Funding Certificates, Series 2005-AQ1, Class A4#	(AAA, Aaa)	06/25/35	5.010	1,051,772
540	Asset Backed Funding Certificates, Series 2005-AQ1, Class M1#	(AA, Aa)	06/25/35	5.240	517,474
915	Asset Backed Securities Corp. Home Equity, Series 2003-HE6, Class M6	(BBB-, Baa3)	11/25/33	9.385	913,284
1,420	CDC Mortgage Capital Trust, Series 2003-HE4, Class M2#	(A, A2)	03/25/34	7.035	1,444,979
510	CIT Group Home Equity Loan Trust, Series 2003-1, Class M1#	(AA, Aa2)	10/20/32	4.670	494,528
800	Countrywide Asset Backed Certificates, Series 2005-4, Class MF2	(AA, Aa2)	10/25/35	5.136	775,122
337	Countrywide Home Equity Loan Trust, Series 2002-C, Class A#	(AAA, Aaa)	05/15/28	5.609	337,245
1,035	First Franklin Mortgage Loan Asset Backed Certificates, Series 2003-FFH2, Class B#	(BB+, Ba2)	02/25/34	6.900	1,030,702
21	GE Capital Mortgage Services, Inc., Series 1998-HE1, Class A7	(AAA, Aaa)	06/25/28	6.465	20,701
179	Greenpoint Home Equity Loan Trust, Series 2003-1, Class A#	(AAA, Aaa)	04/15/29	5.639	179,643
1,320	GSAA Home Equity Trust, Series 2005-12, Class AF4#	(AAA, Aaa)	09/25/35	5.344	1,276,275
770	GSAMP Trust, Series 2004-AR1, Class B4#	(BB+, Ba1)	06/25/34	5.000	732,650
655	Master Asset Backed Securities Trust, Series 2004-OPT1, Class M7#	(BBB-, Ba1)	02/25/34	9.135	659,667
890	MBNA Credit Card Master Note Trust, Series 2002-C1, Class C1	(BBB, Baa2)	07/15/14	6.800	939,368
1,000	Morgan Stanley ABS Capital I, Series 2003-HE3, Class M3#	(A-, A3)	10/25/33	7.385	1,014,132
535	Morgan Stanley ABS Capital I, Series 2004-NC3, Class B3#	(BBB-, Baa3)	03/25/34	8.385	540,298
475	Park Place Securities, Inc., Rule 144A, Series 2004-WCW2, Class M10‡#	(BB+, Ba1)	10/25/34	8.135	447,278
755	Park Place Securities, Inc., Rule 144A, Series 2004-WHQ2, Class M10‡#	(BB+, Ba1)	02/25/35	7.885	689,881
720	Popular ABS Mortgage Pass-Through Trust, Series 2005-1, Class AF4#	(AAA, Aaa)	05/25/35	4.608	695,250
395	Securitized Asset Backed Receivables LLC, Series 2005-FR5, Class B4#	(BBB-, Ba1)	08/25/35	7.635	346,960
580	Soundview Home Equity Loan Trust, Series 2005-B, Class M8#	(BBB, Baa2)	05/25/35	6.704	579,629
TOTAL ASSET BACKED SECURITIES (Cost $14,760,109)					14,686,838

MORTGAGE BACKED SECURITIES (57.5%)
117,905	Bank of America Commercial Mortgage, Inc., Rule 144A, Series 2005-1, Class XW IO‡#	(AAA, Aaa)	11/10/42	0.105	552,679
2,006	Bank of America Funding Corp., Series 2006-E, Class 2A1#	(AAA, Aaa)	06/20/36	5.891	2,008,534
285	Bank of America Large Loan, Inc., Rule 144A, Series 2006-LAQ, Class K‡#	(BBB-, Baa3)	02/09/21	6.345	286,083
55,092	Bear Stearns Commercial Mortgage Securities, Inc., Rule 144A, Series 2003-PWR2, Class X1 IO‡#	(AAA, Aaa)	05/11/39	0.186	1,041,991

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

MORTGAGE BACKED SECURITIES
$600	Bear Stearns Commercial Mortgage Securities, Inc., Rule 144A, Series 2005-LXR1, Class H‡#	(BBB-, NR)	09/15/18	6.569	$601,125
1,850	Citigroup Mortgage Loan Trust, Inc., Series 2005-8, Class 3A1#	(AAA, Aaa)	09/25/35	5.500	1,764,873
410	Countrywide Alternative Loan Trust, Series 2006-OA11, Class M9#	(BBB-, Baa3)	09/25/46	7.267	406,376
8	Fannie Mae Pool #004542	(AAA, Aaa)	12/01/08	12.000	7,814
1,679	Fannie Mae Pool #357739‡‡	(AAA, Aaa)	03/01/35	6.000	1,670,258
0	Fannie Mae Pool #524164(1)	(AAA, Aaa)	11/01/29	7.000	36
699	Fannie Mae Pool #713667‡‡	(AAA, Aaa)	07/01/33	5.000	664,987
1,739	Fannie Mae Pool #790724‡‡	(AAA, Aaa)	09/01/34	5.500	1,693,633
1,551	Fannie Mae Pool #799947#‡‡	(AAA, Aaa)	11/01/34	5.500	1,511,108
1,002	Fannie Mae Pool #801714#‡‡	(AAA, Aaa)	10/01/34	5.000	951,818
1,350	Fannie Mae Pool #804293#‡‡	(AAA, Aaa)	11/01/34	5.000	1,280,301
1,695	Fannie Mae Pool #826514‡‡	(AAA, Aaa)	07/01/35	6.000	1,685,548
935	Fannie Mae Pool #831622#‡‡	(AAA, Aaa)	07/01/36	7.000	955,745
1,196	Fannie Mae Pool #849706‡‡	(AAA, Aaa)	06/01/35	6.000	1,192,447
2,333	Fannie Mae Pool #851037‡‡	(AAA, Aaa)	12/01/35	5.000	2,209,664
2,324	Fannie Mae Pool #878492#‡‡	(AAA, Aaa)	02/01/36	5.500	2,257,077
1,522	Fannie Mae Pool #891477#‡‡	(AAA, Aaa)	04/01/36	6.500	1,544,713
1,015	Federal National Mortgage Association, Series 2006-46, Class PG#‡‡	(AAA, Aaa)	02/25/35	5.500	976,042
2,092	First Horizon Mortgage Pass-Through Trust, Series 2006-AR1, Class 2A1#	(AAA, Aaa)	05/25/36	5.904	2,098,542
1,965	FNMA TBA	(AAA, Aaa)	08/01/36	5.500	1,908,199
4,085	FNMA TBA	(AAA, Aaa)	08/01/36	6.000	4,057,423
1,880	FNMA TBA	(AAA, Aaa)	08/01/36	6.500	1,901,591
1,425	Freddie Mac Pool #A23629‡‡	(AAA, Aaa)	06/01/34	5.000	1,354,511
596	Freddie Mac Pool #B11354‡‡	(AAA, Aaa)	12/01/18	5.000	580,123
3,190	Ginnie Mae Pool #521331#^^	(AAA, Aaa)	05/15/35	5.500	3,125,551
1,525	GMAC Commercial Mortgage Securities, Inc., Series 1997-C2, Class B, Subordinated Bonds^^	(AAA, Aaa)	04/15/29	6.703	1,544,966
810	Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class AM#	(AAA, Aaa)	07/10/38	6.110	825,051
1,994	JPMorgan Mortgage Trust, Series 2006-A4, Class 1A1#	(AAA, Aaa)	06/25/36	5.863	1,997,105
1,820	LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A5	(AAA, Aaa)	04/15/30	5.150	1,753,073
844	Master Specialized Loan Trust, Series 2005-3, Class A2#	(AAA, Aaa)	11/25/35	5.704	834,917
34,805	Merrill Lynch Mortgage Trust, Rule 144A, Series 2003-KEY1, Class XC IO‡#	(AAA, Aaa)	11/12/35	0.134	355,662
1,030	Merrill Lynch Mortgage Trust, Series 2006-C1, Class AM#	(AAA, Aaa)	05/12/39	5.661	1,030,938
1,550	Morgan Stanley Capital I, Series 2006-T23, Class AM#	(AAA, Aaa)	08/12/41	5.983	1,552,734
929	Residential Accredit Loans, Inc., Series 2004-QA4, Class NB21#	(AAA, Aaa)	09/25/34	5.377	923,064
1,085	Residential Accredit Loans, Inc., Series 2006-QA1, Class A21#	(AAA, Aaa)	01/25/36	6.005	1,089,735
550	Residential Accredit Loans, Inc., Series 2006-QO6, Class M9#	(BBB, Baa3)	06/25/46	7.135	542,624
335	Residential Asset Mortgage Products, Inc., Series 2004-RS3, Class M4#	(BBB, Baa2)	03/25/34	5.631	325,133
1,543	Residential Funding Mortgage Securities I, Series 2006-SA1, Class 1A1#	(AAA, Aaa)	02/25/36	5.684	1,536,749
TOTAL MORTGAGE BACKED SECURITIES (Cost $54,896,280)					54,600,543

FOREIGN BONDS (2.3%)
Commercial Services (0.3%)
265	Ashtead Holdings PLC, Rule 144A, Secured Notes (Callable 08/01/10 @ $104.31) (United Kingdom)‡	(B, B3)	08/01/15	8.625	263,012
Electric (0.2%)
220	Compania Nacional de Transmision Electrica SA, Global Senior Notes (Chile)	(A-, Baa1)	04/15/11	7.875	230,360
Insurance (0.2%)
190	Everest Reinsurance Holdings, Global Notes (Bermuda)	(A-, A3)	10/15/14	5.400	179,213
Miscellaneous Manufacturing (0.5%)
500	Tyco International Group SA, Yankee Company Guaranteed Notes (Luxembourg)	(BBB+, Baa3)	10/15/11	6.375	516,245
Oil & Gas (0.7%)
125	Canadian Natural Resources, Ltd., Yankee Notes (Canada)	(BBB+, Baa1)	07/15/11	6.700	130,419

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

FOREIGN BONDS
Oil & Gas
$430	Petroliam Nasional Berhad, Rule 144A, Bonds (Malaysia)‡	(A-, A1)	08/15/15	7.750	$488,010
					618,429
Pipelines (0.2%)
160	TransCanada PipeLines, Ltd., Yankee Bonds (Canada)	(A-, A2)	01/15/15	4.875	150,892
Telecommunications (0.2%)
245	Intelsat, Ltd., Global Senior Notes (Bermuda)	(B, Caa2)	11/01/08	5.250	230,913
TOTAL FOREIGN BONDS (Cost $2,265,102)					2,189,064

UNITED STATES TREASURY OBLIGATIONS (0.8%)
415	United States Treasury Notes§	(AAA, Aaa)	05/31/11	4.875	414,319
285	United States Treasury Notes§	(AAA, Aaa)	05/15/16	5.125	288,051
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $692,871)					702,370

Number of Shares

COMMON STOCK (0.0%)
Telecommunications (0.0%)
1,190	XO Holdings, Inc.*§ (Cost $0)				4,701

WARRANTS (0.0%)
Building Materials (0.0%)
65	Dayton Superior Corp., Rule 144A, strike price $0.01, expires 06/15/09*‡				1
Telecommunications (0.0%)
40	GT Group Telecom, Inc., Rule 144A, strike price $0.00, expires 02/01/10*‡^				0
2,382	XO Holdings, Inc., Series A, strike price $6.25, expires 01/16/10*				1,215
1,786	XO Holdings, Inc., Series B, strike price $7.50, expires 01/16/10*				625
1,786	XO Holdings, Inc., Series C, strike price $10.00, expires 01/16/10*				357
					2,197
TOTAL WARRANTS (Cost $3,300)					2,198

SHORT-TERM INVESTMENTS (7.4%)
2,840,920	State Street Navigator Prime Portfolio§§				2,840,920

Par (000)

$3,953	State Street Bank and Trust Co. Euro Time Deposit ^^		08/01/06	4.100	3,953,000
235	United States Treasury Bills ^^		08/10/06	4.790	234,731
TOTAL SHORT-TERM INVESTMENTS (Cost $7,028,651)					7,028,651

TOTAL INVESTMENTS AT VALUE (105.9%) (Cost $101,388,520)					100,479,414

LIABILITIES IN EXCESS OF OTHER ASSETS (-5.9%)					(5,559,890)

NET ASSETS (100.0%)					$94,919,524

OPEN FUTURES CONTRACTS

					Unrealized
	Number of	Expiration	Contract	Contract	Appreciation/
Futures Contracts	Contracts	Date	Amount	Value	(Depreciation)

Federal Republic of Germany 10 Year Bonds Futures	23	09/07/06	$3,399,199	$3,428,249	$29,050
Government of Japan 10 Year Bonds Futures	2	09/08/06	2,298,073	2,306,987	8,914
U.S. Treasury 2 Year Notes Futures	35	09/29/06	7,094,826	7,121,406	26,580
U.S. Treasury 5 Year Notes Futures	52	09/29/06	5,395,245	5,419,375	24,130
U.S. Treasury 10 Year Notes Futures	76	09/20/06	8,021,137	8,058,375	37,238
U.S. Treasury 20 Year Notes Futures	61	09/20/06	6,567,175	6,605,156	37,981
			32,775,655	32,939,548	163,893

Australia Treasury Bonds 10 Year Futures	(19)	09/15/06	(1,475,018)	(1,473,428)	1,590
Government of Canada 10 Year Bonds Futures	(42)	09/20/06	(4,131,101)	(4,186,808)	(55,707)
Federal Republic of Germany 10 Year Bonds Futures	(28)	09/07/06	(4,164,883)	(4,173,521)	(8,638)
UK Treasury Bonds 10 Year Futures	(6)	09/27/06	(1,231,788)	(1,229,229)	2,559
Government of Japan 10 Year Bonds Futures	(2)	09/08/06	(2,317,631)	(2,306,987)	10,644
			(13,320,421)	(13,369,973)	(49,552)

			$19,455,234	$19,569,575	$114,341

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

Forward Foreign	Expiration	Foreign Currency To		Contract	Contract	Unrealized
Currency Contracts	Date	Be Purchased/(Sold)		Amount	Value	Gain (Loss)
British Pound	08/09/06		£1,455,000	$2,694,451	$2,717,130	$22,679
British Pound	08/09/06		£(1,455,000)	(2,709,095)	(2,717,130)	(8,035)
Canadian Dollar	08/09/06	C$	1,130,000	1,023,653	1,000,060	(23,593)
Canadian Dollar	08/09/06	C$	(2,000,000)	(1,802,939)	(1,770,018)	32,921
European Economic Unit	08/09/06		€663,741	837,674	847,577	9,903
European Economic Unit	08/09/06		€(2,620,282)	(3,343,491)	(3,346,022)	(2,531)
Japanese Yen	08/09/06		¥401,800,000	3,586,876	3,516,003	(70,873)
Japanese Yen	08/09/06		¥(401,800,000)	(3,557,343)	(3,516,003)	41,340
Norwegian Krone	08/09/06	NKr	5,200,000	847,161	843,726	(3,435)
Norwegian Krone	08/09/06	NKr	(5,200,000)	(830,313)	(843,726)	(13,413)
New Zealand Dollar	08/09/06	NZ$	1,400,000	873,096	862,698	(10,398)
New Zealand Dollar	08/09/06	NZ$	(1,400,000)	(878,514)	(862,698)	15,816
Russian Ruble	08/09/06	RUB	22,600,000	846,759	843,552	(3,207)
Swedish Krona	08/09/06	SKr	11,600,000	1,608,398	1,607,970	(428)
Swiss Franc	08/09/06	CHF	1,250,000	1,029,442	1,016,218	(13,224)
Swiss Franc	08/09/06	CHF	(1,250,000)	(1,049,582)	(1,016,218)	33,364
				$(823,767)	$(816,881)	$6,886

INVESTMENT ABBREVIATIONS

IO = Interest Only

MTN = Medium Term Note

NR=Not Rated

TBA = To Be Announced

†	Credit ratings given by The Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
‡

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, these securities amounted to a value of $7,215,242 or 7.6% of net assets.

‡‡	Collateral segregated for futures contracts.
*	Non-income producing security.
^	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
^^	Collateral segregated for TBA securities.
#	Variable rate obligations – The interest rate shown is the rate as of July 31, 2006.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.
(1)	Par value of security held is less than 1,000.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value.  Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.  Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.  When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At July 31, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $101,388,520, $363,822, $(1,272,928) and $(909,106), respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at http://www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2:                                                          Controls and Procedures

(a)                                  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                          Exhibits

1.                                       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE FIXED INCOME FUND

/s/ Steven Plump
Name:	Steven Plump
Title:	Chief Executive Officer
Date:	September 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven Plump
Name:	Steven Plump
Title:	Chief Executive Officer
Date:	September 28, 2006

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	September 28, 2006